UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1660 Duke Street, Suite 200
Alexandria, VA 22314

Form 13F File Number: 028-12577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Markus,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Markus Alexandria, VA May 4, 2010

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 106

Form 13F Information Table Value Total: 1,372,942 (x1000)

List of Other Included Managers:


TAMRO HOLDINGS AS OF 3/31/10

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

Column 1                  Column 2     Column 3    Column 4   Column 5   Column 6       Column 7      Column 8
                                                                       Invstmnt Dscrtn            Voting Authority
						     Value				 Other
Name of Issuer         Title of Class   Cusip      (x$1000)    Shares  Sole Shared Other Mgrs   Sole   Shared   None
--------------             --------     -----      ---------- ------ ------ ----- ------ -----  ----   -----   ----




3PAR Inc.                    COM      88580F109       26939  2693618 SH       X               2,024,951        668,667
AES Corp.                    COM      00130H105         357    32407 SH       X                  32,407              0
ARM Holdings PLC             SP ADR   042068106         137    12778 SH       X                  12,778              0
Aaron's Inc.                 COM      002535201       27495   824683 SH       X                 625,686        198,997
Acme Packet Inc.             COM      004764106       20975  1087957 SH       X                 816,312        271,645
Alcatel Lucent               SP ADR   013904305         250    79553 SH       X                  79,553              0
Allergan, Inc.               COM      018490102         572     8776 SH       X                   8,776              0
Amgen Inc.                   COM      031162100         522     8712 SH       X                   8,182            530
Analogic Corp.               COM      032657207       18875   441715 SH       X                 331,903        109,812
BB&T Corp                    COM      054937107         379    11755 SH       X                  11,755              0
BJ's Restaurants Inc.        COM      09180C106       30321  1301304 SH       X                 976,469        324,835
Bancorp South Inc.           COM      059692103          17      820 SH       X                       0            820
Bank Of The Ozarks           COM      063904106       27932   793738 SH       X                 596,131        197,607
Bank of America Corp.        COM      060505104         439    24653 SH       X                  24,653              0
Berkshire Hathaway Inc.      CL B     084670702         463     5692 SH       X                   5,692              0
Bill Barrett Corp.           COM      06846N104       20183   657225 SH       X                 493,970        163,255
Biomed Realty Trust REIT     COM      09063H107       26132  1579774 SH       X               1,189,029        390,745
Blackboard Inc.              COM      91935502        26364   632844 SH       X                 474,873        157,971
Blue Nile Inc.               COM      09578R103       25839   469630 SH       X                 352,480        117,150
Boeing Co.                   COM      97023105          491     6736 SH       X                   6,736              0
Borg Warner Inc.             COM      099724106         550    14514 SH       X                  13,354          1,160
CarMax Inc.                  COM      143130102         664    26189 SH       X                  24,219          1,970
Cbeyond Inc.                 COM      149847105       23272  1701289 SH       X               1,281,030        420,259
Cerner Corp.                 COM      156782104         825     9716 SH       X                   8,926            790
Colfax Corp.                 COM      194014106       11320   961726 SH       X                 721,600        240,126
Consol Energy Inc.           COM      20854P109         234     5505 SH       X                   5,505              0
DSW Inc.                     COM      23334L102       25821  1011388 SH       X                 759,720        251,668
Danaher Corp.                COM      235851102         476     5928 SH       X                   5,928              0
Dollar Tree Inc.             COM      256746108         512     8623 SH       X                   8,623              0
Domino's Pizza Inc.          COM      25754A201       26705  1957598 SH       X               1,474,536        483,062
E.W. Scripps                 COM      811054402       20943  2478264 SH       X               1,860,291        617,973
EMC Corp.                    COM      268648102         509    28194 SH       X                  28,194              0
EMCOR Group Inc.             COM      29084Q100       24158   980790 SH       X                 737,175        243,615
ESCO Technologies            COM      296315104       10298   323712 SH       X                 242,375         81,337
East West Bancorp. Inc.      COM      27579R104       27904  1601776 SH       X               1,201,659        400,117
Exxon Mobil Corp.            COM      30231G102         438     6542 SH       X                   6,542              0
F5 Networks Inc.             COM      315616102         473     7641 SH       X                   7,641              0
FactSet Research Systems Inc.COM      303075105       26935   367118 SH       X                 275,935         91,183
Forward Air Corp.            COM      349853101       25881   984052 SH       X                 738,425        245,627
Franklin Resources Inc.      COM      354613101         434     3904 SH       X                   3,904              0
GAMCO Investors Inc.         COM      361438104       24141   530531 SH       X                 393,839        136,692
Gannett Co. Inc.             COM      364730101       26891  1627512 SH       X               1,227,186        400,326
Glacier Bancorp              COM      37637Q105        6608   433904 SH       X                 325,499        108,405
Goldman Sachs Group Inc.     COM      38141G104         597     3494 SH       X                   3,494              0
Google Inc.                  COM      38259P508         636     1122 SH       X                   1,122              0
Grand Canyon Education Inc.  COM      38526M106       24012   918624 SH       X                 692,939        225,685
Health Management Assoc.     COM      421933102       27248  3168361 SH       X               2,376,764        791,597
Home Depot Inc.              COM      437076102         462    14246 SH       X                  14,246              0
Hornbeck Offshore Srvs       COM      440543106       19894  1071312 SH       X                 804,278        267,034
Iron Mountain Inc.           COM      462846106         406    14821 SH       X                  13,671          1,150
JPMorgan Chase & Co.         COM      46625H100         660    14765 SH       X                  14,765              0
Janus Capital Group Inc.     COM      47102X105       22209  1554108 SH       X               1,168,004        386,104
Johnson & Johnson            COM      478160104         511     7845 SH       X                   7,845              0
Johnson Controls Inc.        COM      478366107         392    11888 SH       X                  11,888              0
Joy Global Inc.              COM      481165108         471     8246 SH       X                   8,246              0
Knight Capital Group Inc.    COM      499005106       24831  1626087 SH       X               1,220,878        405,209
Kraft Foods Inc.             COM      50075N104         441    14493 SH       X                  14,493              0
LaSalle Hotel Properties     COM      517942108       27711  1189329 SH       X                 893,857        295,472
Loews Corp.                  COM      540424108         445    11950 SH       X                  11,950              0
Lumber Liquidators Inc.      COM      55003T107       26612   997841 SH       X                 748,794        249,047
MDC Holdings Inc.            COM      552676108       29177   842974 SH       X                 633,102        209,872
Markel Corp.                 COM      570535104          42      113 SH       X                       0            113
Mohawk Industries Inc.       COM      608190104         436     8020 SH       X                   7,265            755
Monsanto Co.                 COM      61166W101         472     6616 SH       X                   6,616              0
Morningstar Inc.             COM      617700109       31333   651488 SH       X                 489,954        161,534
Mosaic Co.                   COM      61945A107         458     7557 SH       X                   7,557              0
NBTY Inc.                    COM      628782104       27185   566555 SH       X                 427,799        138,756
National Oilwell Varco Inc.  COM      637071101         404     9957 SH       X                   9,957              0
Netezza Corp.                COM      64111N101       29847  2333546 SH       X               1,748,570        584,976
Netgear Inc.                 COM      64111Q104       24392   934535 SH       X                 701,198        233,337
NuVasive Inc.                COM      670704105       24519   542470 SH       X                 406,172        136,298
Nvidia Corp.                 COM      67066G104         487    27862 SH       X                  27,862              0
Occidental Petroleum Corp.   COM      674599105         367     4340 SH       X                   4,340              0
Philip Morris International  COM      718172109         436     8304 SH       X                   8,304              0
Pioneer Natural Resources Co.COM      723787107          12      220 SH       X                       0            220
Quality Systems Inc.         COM      747582104       27911   454257 SH       X                 342,561        111,696
Range Resources Corp.        COM      75281A109         525    11199 SH       X                  11,199              0
Raymond James Financial Inc. COM      754730109       25909   968867 SH       X                 727,432        241,435
Redwood Trust REIT           COM      758075402       31159  2020763 SH       X               1,514,107        506,656
RightNow Technologies Inc.   COM      76657R106       26419  1479281 SH       X               1,110,033        369,248
Royal Gold Inc.              COM      780287108       16724   361919 SH       X                 271,173         90,746
Safeguard Scientifics Inc.   COM      786449207          36     2772 SH       X                       0          2,772
Salesforce.com Inc           COM      79466L302         570     7629 SH       X                   7,629              0
SeaChange International Inc. COM      811699107       12604  1755412 SH       X               1,317,902        437,510
Symantec Corporation         COM      871503108         430    25352 SH       X                  25,352              0
T. Rowe Price Group Inc.     COM      74144T108         492     8946 SH       X                   8,066            880
Teleflex Inc.                COM      879369106       30602   477626 SH       X                 358,406        119,220
Terex Corp.                  COM      880779103       24553  1081212 SH       X                 809,890        271,322
Texas Industries Inc.        COM      882491103        8795   257375 SH       X                 192,924         64,451
Texas Roadhouse Inc.         COM      882681109       14085  1014001 SH       X                 759,670        254,331
The Advisory Board Co.       COM      00762W107       30094   955267 SH       X                 720,505        234,762
Corporate Executive Brd Co.  COM      21988R102       26843  1009458 SH       X                 755,537        253,921
Treehouse Foods Inc.         COM      89469A104       29768   678525 SH       X                 509,155        169,370
United Natural Foods Inc.    COM      911163103       20163   716767 SH       X                 538,725        178,042
United Technologies Corp.    COM      913017109         486     6585 SH       X                   6,585              0
United Therapeutics Corp.    COM      91307C102       17272   312162 SH       X                 234,255         77,907
Vasco Data Sec Intl Inc.     COM      92230Y104       18711  2268027 SH       X               1,702,292        565,735
Wabtec Corp.                 COM      929740108       24976   592956 SH       X                 445,373        147,583
Washington Post Co.          COM      939640108          52      118 SH       X                       0            118
Washington REIT              COM      939653101       27827   910828 SH       X                 683,309        227,519
Websense Inc.                COM      947684106       28634  1257503 SH       X                 943,608        313,895
Willbros Group Inc.          COM      969203108       14812  1233343 SH       X                 925,398        307,945
Winnebago Industries         COM      974637100       24114  1650547 SH       X               1,236,650        413,897
Yahoo! Inc.                  COM      984332106         555    33531 SH       X                  30,196          3,335
Kraft Foods Inc.             CALL     50075N904          24      118 SH       X                     118              0
Walmart Stores Inc.          CALL     931142903          18      114 SH       X                     114              0

                                                 $1,372,942





